Consolidated Statements of Comprehensive Income (Parentheticals) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings per common share - diluted		$ 0.02	$ 0.02	$ 0.02
Weighted average shares - diluted	[1]	145,598,860	135,000,000	135,000,000

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.